UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE

68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-493-3313

Date of fiscal year end:

4/30

Date of reporting period:   7/31/09

Item 1.  Schedule of Investments.

AdvisorOne Fund - Amerigo Fund
PORTFOLIO OF INVESTMENTS
July 31, 2009 (Unaudited)
Shares		Value

	COMMON STOCK - 2.6%
	INSURANCE - 2.6%
105	Berkshire Hathaway, Inc., Class A *	$ 10,185,000
1,548	Berkshire Hathaway, Inc., Class B *	4,923,414
		15,108,414

	TOTAL COMMON STOCK (Cost - $19,013,215)	15,108,414

	EXCHANGE TRADED FUNDS - 96.7%
	COMMODITY - 8.7%
320,000	iShares S&P GSCI Commodity Indexed Trust *	9,686,400
320,000	PowerShares DB Agriculture Fund *	8,118,400
475,000	PowerShares DB Base Metals Fund *	8,170,000
320,000	PowerShares DB Commodity Index Tracking Fund *	7,372,800
250,000	PowerShares DB Gold Fund *	8,572,500
250,000	PowerShares DB Precious Metals Fund *	8,160,000
50,000	PowerShares DB Silver Fund *	1,242,000
		51,322,100

	EMERGING MARKETS - 27.2%
551,000	iShares FTSE/Xinhua China 25 Index Fund	23,064,860
250,000	iShares MSCI Brazil Index Fund	14,400,000
1,330,000	iShares MSCI Emerging Markets Index Fund	47,507,600
300,000	iShares MSCI Taiwan Index Fund	3,399,000
50,000	iShares S&P Asia 50 Index Fund	1,827,500
1,270,000	iShares S&P Latin America 40 Index Fund	47,853,600
200,000	SPDR S&P BRIC 40 ETF	4,290,000
75,000	SPDR S&P China ETF	5,072,250
85,000	SPDR S&P Emerging Asia Pacific ETF	5,684,800
200,000	Vanguard Emerging Markets ETF	7,058,000
		160,157,610

	INTERNATIONAL EQUITY - 3.4%
325,000	iShares MSCI Canada Index Fund	7,865,000
202,000	iShares MSCI Hong Kong Index Fund	3,098,680
150,000	iShares MSCI Pacific ex-Japan Index Fund	5,353,500
25,000	Vanguard FTSE All-World ex-US ETF	993,000
50,000	Vanguard Pacific ETF	2,482,500
		19,792,680

	LARGE CAP BLEND - 11.4%
165,000	iShares S&P 500 Index Fund	16,356,450
90,000	Rydex Russell Top 50 ETF	6,809,400
400,000	SPDR Trust Series 1	39,524,000
100,000	Vanguard Large-Cap ETF	4,487,000
		67,176,850

	LARGE CAP GROWTH - 15.9%
1,230,000	iShares Russell 1000 Growth Index Fund	53,787,900
1,000,000	Powershares QQQ	39,430,000
		93,217,900

	LARGE CAP VALUE - 2.5%
100,000	DIAMONDS Trust Series I	9,167,000
50,000	iShares Russell 1000 Value Index Fund	2,547,500
75,000	Vanguard Value ETF	3,202,500
		14,917,000

	MID CAP BLEND - 10.1%
299,000	iShares Russell Midcap Index Fund	21,202,090
210,000	Vanguard Extended Market ETF	7,921,200
597,000	Vanguard Mid-Cap ETF	30,447,000
		59,570,290

	MID CAP GROWTH - 4.9%
740,000	iShares Russell Midcap Growth Index Fund	28,941,400

	SMALL CAP BLEND - 5.2%
299,000	iShares Russell 2000 Index Fund	16,633,370
273,000	Vanguard Small-Cap ETF	13,682,760
		30,316,130

	SPECIALTY - 7.4%
100,000	iShares S&P Global Energy Sector Index Fund	3,190,000
50,000	iShares S&P Global Industrials Sector Index Fund	1,960,500
100,000	iShares S&P Global Materials Sector Index Fund	5,259,000
150,000	Market Vectors - Coal ETF	4,135,500
50,000	Market Vectors - Gold Miners ETF *	1,986,000
100,000	SPDR KBW Bank ETF	2,010,000
173,000	SPDR S&P Biotech ETF	9,556,520
500,000	Technology Select Sector SPDR Fund	9,850,000
100,000	Vanguard Materials ETF	5,870,000
		43,817,520

	TOTAL EXCHANGE TRADED FUNDS (Cost - $628,854,672)	569,229,480

	SHORT-TERM INVESTMENTS - 0.7%
4,403,118	Goldman Sachs Financial Square Funds - Prime Obligations Fund	4,403,118

	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,403,118)	4,403,118

	TOTAL INVESTMENTS - 100.0% (Cost - $652,271,005)	$ 588,741,012
	OTHER ASSETS & LIABILITIES - 0.00%	(63,217)
	TOTAL NET ASSETS - 100.0%	$ 588,677,795

*Non-income producing security
BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

At July 31, 2009, net unrealized depreciation on investment
securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost:		$ 26,878,542
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value:		(90,408,535)
Net unrealized depreciation:		$ (63,529,993)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  If there has been no sale on such day, the security is valued at the mean of the last quoted bid and asked prices.  If no bid or asked prices are quoted or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Directors (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2009 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 15,108,414	$ -	$ -	$ 15,108,414
Exchange Traded Funds	569,229,480	-	-	569,229,480
Money Market Funds	4,403,118	-	-	4,403,118
Total	$ 588,741,012	$ -	$ -	$ 588,741,012
The Fund did not hold any Level 3 securities during the period.

AdvisorOne Funds - Clermont Fund
PORTFOLIO OF INVESTMENTS
July 31, 2009 (Unaudited)
Shares		Value

	COMMON STOCK - 1.9%
	INSURANCE - 1.9%
21	Berkshire Hathaway, Inc., Class A *	$ 2,037,000
210	Berkshire Hathaway, Inc., Class B *	667,905
		2,704,905

	TOTAL COMMON STOCK (Cost - $3,541,013)	2,704,905

	EXCHANGE TRADED FUNDS - 90.5%
	COMMODITY - 5.3%
70,000	iShares S&P GSCI Commodity Indexed Trust *	2,118,900
30,000	PowerShares DB Agriculture Fund *	761,100
60,000	PowerShares DB Base Metals Fund *	1,032,000
35,000	PowerShares DB Commodity Index Tracking Fund *	806,400
30,000	PowerShares DB Gold Fund *	1,028,700
50,000	PowerShares DB Precious Metals Fund *	1,632,000
10,000	PowerShares DB Silver Fund *	248,400
		7,627,500

	DEBT - 43.6%
2,000	iShares Barclays 3-7 Year Treasury Bond Fund	222,240
2,000	iShares Barclays 7-10 Year Treasury Bond Fund	182,340
65,000	iShares Barclays Aggregate Bond Fund	6,701,500
65,000	iShares Barclays Credit Bond Fund	6,545,500
120,000	iShares iBoxx $ High Yield Corporate Bond Fund	10,134,000
136,000	iShares iBoxx Investment Grade Corporate Bond Fund	14,206,560
150,000	SPDR Barclays Capital High Yield Bond ETF	5,562,000
5,000	Vanguard Intermediate-Term Bond ETF	394,350
85,000	Vanguard Short-Term Bond ETF	6,760,900
155,000	Vanguard Total Bond Market ETF	12,158,200
		62,867,590

	EMERGING MARKETS - 11.3%
115,000	iShares MSCI Emerging Markets Index Fund	4,107,800
13,000	iShares S&P Asia 50 Index Fund	475,150
135,000	iShares S&P Latin America 40 Index Fund	5,086,800
13,000	SPDR S&P BRIC 40 ETF	278,850
13,000	SPDR S&P China ETF	879,190
13,000	SPDR S&P Emerging Asia Pacific ETF	869,440
130,000	Vanguard Emerging Markets ETF	4,587,700
		16,284,930

	INTERNATIONAL EQUITY - 2.5%
25,000	iShares MSCI Canada Index Fund	605,000
30,000	iShares MSCI Hong Kong Index Fund	460,200
40,000	Vanguard FTSE All-World ex-US ETF	1,588,800
20,000	Vanguard Pacific ETF	993,000
		3,647,000

	LARGE CAP BLEND - 9.7%
10,000	iShares S&P 500 Index Fund/US	991,300
10,000	Rydex Russell Top 50 ETF	756,600
100,000	SPDR Trust Series 1	9,881,000
40,000	Vanguard Large-Cap ETF	1,794,800
15,000	Vanguard Mega Cap 300 ETF	515,700
		13,939,400

	LARGE CAP GROWTH - 6.5%
106,000	iShares Russell 1000 Growth Index Fund	4,635,380
200	iShares S&P 500 Growth Index Fund	10,200
106,000	Powershares QQQ	4,179,580
15,000	Vanguard Mega Cap 300 Growth ETF	552,750
		9,377,910

	LARGE CAP VALUE - 2.5%
20,000	DIAMONDS Trust Series I	1,833,400
200	iShares S&P 500 Value Index Fund	9,468
15,000	Vanguard Mega Cap 300 Value ETF	475,950
30,000	Vanguard Value ETF	1,281,000
		3,599,818

	MID CAP BLEND - 4.1%
20,000	iShares Russell Midcap Index Fund	1,418,200
50,000	Vanguard Extended Market ETF	1,886,000
50,000	Vanguard Mid-Cap ETF	2,550,000
		5,854,200

	SMALL CAP BLEND - 2.3%
31,000	iShares Russell 2000 Index Fund	1,724,530
31,000	Vanguard Small-Cap ETF	1,553,720
		3,278,250

	SPECIALTY - 2.7%
20,000	Market Vectors - Coal ETF	551,400
10,000	Market Vectors - Gold Miners ETF *	397,200
20,000	SPDR KBW Bank ETF	402,000
20,000	SPDR S&P Biotech ETF	1,104,800
75,000	Technology Select Sector SPDR Fund	1,477,500
		3,932,900

	TOTAL EXCHANGE TRADED FUNDS (Cost - $130,984,306)	130,409,498

Principal ($)	BONDS & NOTES - 7.3%
1,475,000	Agilent Technologies, Inc., 6.50%, due 11/1/17	1,347,269
1,915,000	Alcoa, Inc., 6.00%, due 1/15/12	1,960,514
1,762,000	Alcoa, Inc., 5.87%, due 2/23/22	1,427,220
779,000	Bunge, Ltd. Finance Corp., 8.50%, due 6/15/19	861,899
1,120,000	Chevron Phillips Chemical Co. LLC, 8.25%, 6/15/19 **	1,230,871
1,900,000	Nordstrom, Inc., 7.00%, due 1/15/38	1,851,037
644,000	Sunoco, Inc., 4.875%, due 10/15/14	609,426
1,207,000	Westar Energy, Inc., 6.00%, 7/1/14	1,268,316
		10,556,552

	TOTAL BONDS & NOTES (Cost - $9,692,297)	10,556,552

Shares	SHORT-TERM INVESTMENTS - 1.1%
1,518,046	Goldman Sachs Financial Square Funds - Prime Obligations Fund	1,518,046

	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,518,046)	1,518,046

	TOTAL INVESTMENTS - 100.8% (Cost - $145,735,662)	$ 145,189,001
	OTHER ASSETS & LIABILITIES - (0.8)%	(1,117,402)
	TOTAL NET ASSETS - 100.0%	$ 144,071,599

*Non-income producing security
**144A security
BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

At July 31, 2009, net unrealized depreciation on investment
securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost:		$ 7,877,862
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value:		(8,424,523)
Net unrealized depreciation:		$ (546,661)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  If there has been no sale on such day, the security is valued at the mean of the last quoted bid and asked prices.  If no bid or asked prices are quoted or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Directors (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2009 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 2,704,905	$ -	$ -	$ 2,704,905
Exchange Traded Funds	130,409,498	-	-	130,409,498
Bonds & Notes	-	10,556,552	-	10,556,552
Money Market Funds	1,518,046	-	-	1,518,046
Total	$ 134,632,449	$ 10,556,552	$ -	$ 145,189,001
The Fund did not hold any Level 3 securities during the period.

AdvisorOne Funds - Berolina Fund
PORTFOLIO OF INVESTMENTS
July 31, 2009 (Unaudited)
Shares		Value

	COMMON STOCK - 1.9%
	INSURANCE - 1.9%
14	Berkshire Hathaway, Inc., Class A *	$ 1,358,000
402	Berkshire Hathaway, Inc., Class B *	1,278,561
		2,636,561

	TOTAL COMMON STOCK (Cost - $3,104,669)	2,636,561

	EXCHANGE TRADED FUNDS - 90.9%
	COMMODITY - 11.4%
85,000	iShares S&P GSCI Commodity Indexed Trust *	2,572,950
80,000	PowerShares DB Agriculture Fund *	2,029,600
125,000	PowerShares DB Base Metals Fund *	2,150,000
80,000	PowerShares DB Commodity Index Tracking Fund *	1,843,200
100,000	PowerShares DB Gold Fund *	3,429,000
100,000	PowerShares DB Precious Metals Fund *	3,264,000
20,000	PowerShares DB Silver Fund *	496,800
		15,785,550

	DEBT - 16.5%
5,000	iShares Barclays Credit Bond Fund	503,500
75,000	iShares iBoxx $ High Yield Corporate Bond Fund	6,333,750
73,000	iShares iBoxx Investment Grade Corporate Bond Fund	7,625,580
165,000	SPDR Barclays Capital High Yield Bond ETF	6,118,200
25,000	Vanguard Short-Term Bond ETF	1,988,500
5,000	Vanguard Total Bond Market ETF	392,200
		22,961,730

	EMERGING MARKETS - 29.1%
90,000	iShares FTSE/Xinhua China 25 Index Fund	3,767,400
35,000	iShares MSCI Brazil Index Fund	2,016,000
300,000	iShares MSCI Emerging Markets Index Fund	10,716,000
37,000	iShares S&P Asia 50 Index Fund	1,352,350
260,000	iShares S&P Latin America 40 Index Fund	9,796,800
95,000	SPDR S&P BRIC 40 ETF	2,037,750
67,000	SPDR S&P China ETF	4,531,210
37,000	SPDR S&P Emerging Asia Pacific ETF	2,474,560
105,000	Vanguard Emerging Markets ETF	3,705,450
		40,397,520

	INTERNATIONAL EQUITY - 4.5%
60,000	iShares MSCI Canada Index Fund	1,452,000
45,000	iShares MSCI Hong Kong Index Fund	690,300
100,000	iShares MSCI Pacific ex-Japan Index Fund	3,569,000
10,000	Vanguard Pacific ETF	496,500
		6,207,800

	LARGE CAP BLEND - 4.2%
25,000	SPDR Trust Series 1	2,470,250
75,000	Vanguard Large-Cap ETF	3,365,250
		5,835,500

	LARGE CAP GROWTH - 5.9%
70,000	iShares Russell 1000 Growth Index Fund	3,061,100
70,000	Powershares QQQ	2,760,100
50,000	Vanguard Growth ETF	2,322,500
		8,143,700

	LARGE CAP VALUE - 2.0%
16,000	DIAMONDS Trust Series I	1,466,720
30,000	Vanguard Value ETF	1,281,000
		2,747,720

	MID CAP BLEND - 3.3%
35,000	Vanguard Extended Market ETF	1,320,200
64,000	Vanguard Mid-Cap ETF	3,264,000
		4,584,200

	SMALL CAP BLEND - 2.3%
30,000	iShares Russell 2000 Index Fund	1,668,900
30,000	Vanguard Small-Cap ETF	1,503,600
		3,172,500

	SPECIALTY - 11.7%
55,000	Consumer Staples Select Sector SPDR Fund	1,348,600
20,000	iShares Dow Jones US Oil Equipment & Services Index Fund	709,600
34,000	iShares S&P Global Energy Sector Index Fund	1,084,600
35,000	iShares S&P Global Industrials Sector Index Fund	1,372,350
40,000	iShares S&P Global Materials Sector Index Fund	2,103,600
50,000	Market Vectors - Coal ETF	1,378,500
30,000	Market Vectors - Gold Miners ETF *	1,191,600
60,000	Materials Select Sector SPDR Fund	1,747,200
70,000	SPDR S&P Biotech ETF	3,866,800
70,000	Technology Select Sector SPDR Fund	1,379,000
		16,181,850

	TOTAL EXCHANGE TRADED FUNDS (Cost - $129,700,022)	126,018,070

Principal ($)	BONDS & NOTES - 7.3%
1,160,000	Agilent Technologies, Inc., 6.50%, due 11/1/17	1,059,548
1,779,000	Alcoa, Inc., 6.00%, due 1/15/12	1,821,281
1,719,000	Alcoa, Inc., 5.87%, due 2/23/22	1,392,390
743,000	Alcoa, Inc., 6.75%, due 7/15/18	698,376
712,000	Bunge, Ltd. Finance Corp., 8.50%, due 6/15/19	787,769
1,112,000	Chevron Phillips Chemical Co. LLC, 8.25%, due 6/15/19 **	1,222,079
785,000	Corning, Inc., 7/25%, due 1/15/38	777,150
1,802,000	Nordstrom, Inc., 7.00%, due 1/15/38	1,755,563
623,000	Sunoco, Inc., 4.875, due 10/15/14	589,554
		10,103,710

	TOTAL BONDS & NOTES (Cost - $8,994,832)	10,103,710

Shares	SHORT-TERM INVESTMENTS - 0.6%
894,030	Goldman Sachs Financial Square Funds - Prime Obligations Fund	894,030

	TOTAL SHORT-TERM INVESTMENTS (Cost - $894,030)	894,030

	TOTAL INVESTMENTS - 100.7% (Cost - $142,693,553)	$ 139,652,371
	OTHER ASSETS & LIABILITIES - (0.7)%	(787,083)
	TOTAL NET ASSETS - 100.0%	$ 138,865,288

*Non-income producing security
**144A security
BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

At July 31, 2009, net unrealized depreciation on investment
securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost:		$ 7,181,984
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value:		(10,223,166)
Net unrealized depreciation:		$ (3,041,182)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  If there has been no sale on such day, the security is valued at the mean of the last quoted bid and asked prices.  If no bid or asked prices are quoted or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Directors (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2009 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 2,636,561	$ -	$ -	$ 2,636,561
Exchange Traded Funds	126,018,070	-	-	126,018,070
Bonds & Notes	-	10,103,710	-	10,103,710
Money Market Funds	894,030	-	-	894,030
Total	$ 129,548,661	$ 10,103,710	$ -	$ 139,652,371
The Fund did not hold any Level 3 securities during the period.

AdvisorOne Funds - Descartes Fund
PORTFOLIO OF INVESTMENTS
July 31, 2009 (Unaudited)
Shares		Value

	COMMON STOCK - 2.4%
	INSURANCE - 2.4%
29	Berkshire Hathaway, Inc., Class A *	$ 2,813,000

	TOTAL COMMON STOCK (Cost - $3,428,300)	2,813,000

	EXCHANGE TRADED FUNDS - 97.2%
	COMMODITY - 3.2%
22,000	iPath Dow Jones-UBS Commodity Index Total Return ETN *	841,940
91,000	PowerShares DB Agriculture Fund *	2,308,670
24,000	PowerShares DB Commodity Index Tracking Fund *	552,960
		3,703,570

	DEBT - 2.3%
15,500	iShares iBoxx $ High Yield Corporate Bond Fund	1,308,975
36,000	SPDR Barclays Capital High Yield Bond ETF	1,334,880
		2,643,855

	EMERGING MARKETS - 25.0%
158,500	iShares FTSE/Xinhua China 25 Index Fund	6,634,810
19,500	iShares MSCI All Country Asia ex Japan Index Fund	979,095
30,000	iShares MSCI Brazil Index Fund	1,728,000
168,000	iShares MSCI Emerging Markets Index Fund	6,000,960
188,000	iShares MSCI Taiwan Index Fund	2,130,040
137,500	iShares S&P Latin America 40 Index Fund	5,181,000
48,000	SPDR S&P BRIC 40 ETF	1,029,600
58,500	SPDR S&P Emerging Asia Pacific ETF	3,912,480
42,000	Vanguard Emerging Markets ETF	1,482,180
		29,078,165

	INTERNATIONAL EQUITY - 6.3%
50,000	iShares MSCI Australia Index Fund	946,500
45,500	iShares MSCI Canada Index Fund	1,101,100
251,000	iShares MSCI Hong Kong Index Fund	3,850,340
11,000	iShares MSCI Japan Small Cap Index Fund	467,720
74,000	iShares MSCI Singapore Index Fund	779,220
6,000	SPDR Russell/Nomura Small Cap Japan ETF	232,920
		7,377,800

	LARGE CAP BLEND - 9.9%
61,000	iShares Morningstar Large Core Index Fund	3,517,870
30,000	iShares S&P 500 Index Fund/US	2,973,900
30,500	Rydex Russell Top 50 ETF	2,307,630
11,500	SPDR Trust Series 1	1,136,315
45,000	Vanguard Mega Cap 300 ETF	1,547,100
		11,482,815

	LARGE CAP GROWTH - 10.8%
182,800	iShares Russell 1000 Growth Index Fund	7,993,844
27,000	iShares Russell 3000 Growth Index Fund	963,090
99,000	Vanguard Mega Cap 300 Growth ETF	3,648,150
		12,605,084

	LARGE CAP VALUE - 5.2%
56,000	iShares Russell 1000 Value Index Fund	2,853,200
46,000	iShares S&P 500 Value Index Fund	2,177,640
33,000	Vanguard Mega Cap 300 Value ETF	1,047,090
		6,077,930

	MID CAP BLEND - 4.2%
50,000	iShares Morningstar Mid Core Index Fund	2,920,000
28,000	iShares Russell Midcap Index Fund	1,985,480
		4,905,480

	MID CAP GROWTH - 4.3%
129,000	iShares Russell Midcap Growth Index Fund	5,045,190

	SMALL CAP BLEND - 1.5%
30,500	iShares Russell 2000 Index Fund	1,696,715

	SMALL CAP GROWTH - 2.1%
39,000	iShares Russell 2000 Growth Index Fund	2,380,170

	SPECIALTY - 22.4%
37,000	Consumer Discretionary Select Sector SPDR Fund	934,990
68,500	iShares Dow Jones US Basic Materials Sector Index Fund	3,364,035
63,000	iShares Dow Jones US Insurance Index Fund	1,486,800
152,500	iShares S&P Global Energy Sector Index Fund	4,864,750
138,000	iShares S&P Global Technology Sector Index Fund	6,750,960
70,000	iShares S&P North American Technology-Software Index Fund *	2,853,200
42,000	iShares S&P US Preferred Stock Index Fund	1,495,200
34,000	PowerShares Water Resources Portfolio	530,400
7,000	Rydex S&P Equal Weight Technology ETF	263,480
182,000	Technology Select Sector SPDR Fund	3,585,400
		26,129,215

	TOTAL EXCHANGE TRADED FUNDS (Cost - $133,261,145)	113,125,989

	SHORT-TERM INVESTMENTS - 0.6%
650,974	Goldman Sachs Financial Square Funds - Prime Obligations Fund	650,974

	TOTAL SHORT-TERM INVESTMENTS (Cost - $650,974)	650,974

	TOTAL INVESTMENTS - 100.2% (Cost - $137,340,419)	$ 116,589,963
	OTHER ASSETS & LIABILITIES - (0.2)%	(90,663)
	TOTAL NET ASSETS - 100.0%	$ 116,499,300

*Non-income producing security
BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

At July 31, 2009, net unrealized depreciation on investment
securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost:		$ 4,112,294
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value:		(24,862,750)
Net unrealized depreciation:		$ (20,750,456)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  If there has been no sale on such day, the security is valued at the mean of the last quoted bid and asked prices.  If no bid or asked prices are quoted or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Directors (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2009 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 2,813,000	$ -	$ -	$ 2,813,000
Exchange Traded Funds	113,125,989	-	-	113,125,989
Money Market Funds	650,974	-	-	650,974
Total	$ 116,589,963	$ -	$ -	$ 116,589,963
The Fund did not hold any Level 3 securities during the period.

AdvisorOne Funds - Liahona Fund
PORTFOLIO OF INVESTMENTS
July 31, 2009 (Unaudited)
Shares		Value

	COMMON STOCK - 0.6%
	INSURANCE - 0.6%
100	Berkshire Hathaway, Inc., Class B *	$ 318,050

	TOTAL COMMON STOCK (Cost - $446,387)	318,050

	EXCHANGE TRADED FUNDS - 95.0%
	COMMODITY - 1.6%
31,000	PowerShares DB Agriculture Fund *	786,470

	DEBT - 32.3%
3,000	iShares Barclays 3-7 Year Treasury Bond Fund	333,360
17,000	iShares Barclays 7-10 Year Treasury Bond Fund	1,549,890
3,000	iShares Barclays Aggregate Bond Fund	309,300
9,500	iShares Barclays Credit Bond Fund	956,650
25,500	iShares iBoxx $ High Yield Corporate Bond Fund	2,153,475
63,300	iShares iBoxx Investment Grade Corporate Bond Fund	6,612,318
39,000	SPDR Barclays Capital High Yield Bond ETF	1,446,120
52,000	SPDR Barclays Capital International Treasury Bond ETF	2,931,240
		16,292,353

	EMERGING MARKETS - 11.3%
20,500	iShares FTSE/Xinhua China 25 Index Fund	858,130
15,000	iShares MSCI All Country Asia ex Japan Index Fund	753,150
3,000	iShares MSCI Brazil Index Fund	172,800
24,000	iShares MSCI Emerging Markets Index Fund	857,280
35,000	iShares MSCI Taiwan Index Fund	396,550
3,000	iShares S&P Emerging Markets Infrastructure Index Fund *	81,300
9,000	iShares S&P Latin America 40 Index Fund	339,120
9,000	SPDR S&P Emerging Asia Pacific ETF	601,920
46,500	Vanguard Emerging Markets ETF	1,640,985
		5,701,235

	INTERNATIONAL EQUITY - 5.0%
30,000	iShares MSCI Canada Index Fund	726,000
75,000	iShares MSCI Hong Kong Index Fund	1,150,500
57,000	iShares MSCI Japan Index Fund	562,590
2,000	iShares MSCI Japan Small Cap Index Fund	85,040
		2,524,130

	LARGE CAP BLEND - 8.3%
3,000	iShares Morningstar Large Core Index Fund	173,010
10,600	iShares S&P 500 Index Fund/US	1,050,778
10,000	Rydex Russell Top 50 ETF	756,600
4,500	SPDR Trust Series 1	444,645
51,000	Vanguard Mega Cap 300 ETF	1,753,380
		4,178,413

	LARGE CAP GROWTH - 13.5%
9,000	iShares Morningstar Large Growth Index Fund	453,240
33,000	iShares Russell 1000 Growth Index Fund	1,443,090
52,000	iShares Russell 3000 Growth Index Fund	1,854,840
15,000	iShares S&P 500 Growth Index Fund	765,000
62,000	Vanguard Mega Cap 300 Growth ETF	2,284,700
		6,800,870

	LARGE CAP VALUE - 2.9%
15,500	iShares Russell 1000 Value Index Fund	789,725
21,000	Vanguard Mega Cap 300 Value ETF	666,330
		1,456,055

	MID CAP BLEND - 0.3%
3,000	iShares Morningstar Mid Core Index Fund	175,200

	MID CAP GROWTH - 2.4%
19,000	iShares Morningstar Mid Growth Index Fund	1,226,070

	SMALL CAP BLEND - 0.9%
8,500	iShares Russell 2000 Index Fund	472,855

	SMALL CAP GROWTH - 3.0%
25,000	iShares Russell 2000 Growth Index Fund	1,525,750

	SPECIALTY - 13.5%
8,000	Consumer Discretionary Select Sector SPDR Fund	202,160
1,500	iPATH S&P 500 VIX Short-Term Futures ETN *	92,985
15,000	iShares Dow Jones US Basic Materials Sector Index Fund	736,650
22,000	iShares Dow Jones US Insurance Index Fund	519,200
57,000	iShares S&P Global Energy Sector Index Fund	1,818,300
34,000	iShares S&P Global Technology Sector Index Fund	1,663,280
14,000	iShares S&P North American Technology-Software Index Fund *	570,640
21,000	iShares S&P US Preferred Stock Index Fund	747,600
500	SPDR DJ Global Titans ETF	25,665
10,000	Vanguard Information Technology ETF	465,500
		6,841,980

	TOTAL EXCHANGE TRADED FUNDS (Cost - $51,719,184)	47,981,381

	SHORT-TERM INVESTMENTS - 4.5%
2,245,040	Goldman Sachs Financial Square Funds - Prime Obligations Fund	2,245,040

	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,245,040)	2,245,040

	TOTAL INVESTMENTS - 100.1% (Cost - $54,410,611)	$ 50,544,471
	OTHER ASSETS & LIABILITIES - (0.1)%	(43,511)
	TOTAL NET ASSETS - 100.0%	$ 50,500,960

*Non-income producing security
BRIC - Brazil, Russia, India, China
DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
FTSE - Financial Times Stock Exchange
GSCI - Goldman Sachs Commodity Index
KBW - Keefe, Bruyette & Woods
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts

At July 31, 2009, net unrealized depreciation on investment
securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost:		$ 1,768,449
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value:		(5,634,589)
Net unrealized depreciation:		$ (3,866,140)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  If there has been no sale on such day, the security is valued at the mean of the last quoted bid and asked prices.  If no bid or asked prices are quoted or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Directors (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2009 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 318,050	$ -	$ -	$ 318,050
Exchange Traded Funds	47,981,381	-	-	47,981,381
Money Market Funds	2,245,040	-	-	2,245,040
Total	$ 50,544,471	$ -	$ -	$ 50,544,471
The Fund did not hold any Level 3 securities during the period.

AdvisorOne Funds - Reservoir Fund
PORTFOLIO OF INVESTMENTS
July 31, 2009 (Unaudited)
Shares		Value

SHORT-TERM INVESTMENTS - 85.6%
82,277	Goldman Sachs Financial Square Funds - Government Fund	$ 82,277

	TOTAL SHORT-TERM INVESTMENTS (Cost - $82,277)	82,277

	TOTAL INVESTMENTS - 85.6% (Cost - $82,277)	$ 82,277
	OTHER ASSETS & LIABILITIES - 14.4%	13,829
	TOTAL NET ASSETS - 100.0%	$ 96,106

At July 31, 2009, net unrealized appreciation/depreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
	for which there was an excess of value over cost:	$ -
Aggregate gross unrealized depreciation for all investments
	for which there was an excess of cost over value:	-
	Net unrealized depreciation:	$ -

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  If there has been no sale on such day, the security is valued at the mean of the last quoted bid and asked prices.  If no bid or asked prices are quoted or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Directors (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2009 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Money Market Funds	$ 82,277	$ -	$ -	$ 82,277
Total	$ 82,277	$ -	$ -	$ 82,277
The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

/s/ W. Patrick Clarke

       W. Patrick Clarke, President

Date

9/25/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ W. Patrick Clarke

        W. Patrick Clarke, President

Date

9/25/09

By (Signature and Title)

       Andrew Rogers, Treasurer

Date

9/25/09